BMW Vehicle Owner Trust 2011-A

Accrued Interest Date:	4/25/13	Collection Period Ending:	4/30/13
Current Payment Date:	5/28/13	Period:	20

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,334,182,794.14	$528,667,015.12	$497,193,304.49

Yield Supplement Overcollateralization	$48,835,748.76	$12,351,730.02	$11,293,211.21

Adjusted Pool Balance	$1,285,347,045.38	$516,315,285.10	$485,900,093.28

Reserve Account	$3,213,367.62	$3,213,367.62	$3,213,367.62

Overcollateralization	$35,347,045.38	$44,987,146.59	$44,987,146.59

Notes

Class A-1 Notes	$314,300,000.00	-	-

Class A-2 Notes	$392,000,000.00	-	-

Class A-3 Notes	$442,000,000.00	$369,628,138.51	$339,212,946.69

Class A-4 Notes	$101,700,000.00	$101,700,000.00	$101,700,000.00

	$1,250,000,000.00	$471,328,138.51	$440,912,946.69

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$1,380,901.52
Servicer Advances	97,479.55

Servicer Advance Reimbursement	70,661.68

Administrative Purchase Payment	0.00

Warranty Purchase Payment	0.00

Recoveries	4,546.68

Investment Earnings on Trust Accounts

Interest from Reserve Account	134.12

Interest from Collection Account	0.00

Total Available Interest	$1,412,400.19
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$20,268,213.22

Receipts of Pre-Paid Principal	10,908,111.25

Liquidation Proceeds	181,971.41

Administrative Purchase Payment

Warranty Purchase Payment	0.00

Total Available Principal	$31,358,295.88

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$32,770,696.07

Distributions:

Servicing Fees	$440,555.85

Non-recoverable Servicer Advance Reimbursement	38,339.73

Noteholder's Accrued and Unpaid Interest	321,390.32

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	30,415,191.82

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	1,555,218.35

Total Distributions	$32,770,696.07

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$528,667,015.12

Monthly Principal Received

Regular Principal Received	$20,268,213.22

Prepaid Principal Received	10,908,111.25

Liquidations	181,971.41

Principal Balance Allocable to Gross Charge-offs	115,414.75

Principal Portion of Repurchased Receivables	0.00

Total Monthly Principal Amounts	$31,473,710.63

Ending Receivable Principal Balance	$497,193,304.49

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.30558%	$0.00	0.00
Class A-2 Notes			0.63000%	$0.00	0.00
Class A-3 Notes			0.76000%	$234,097.82	0.53
Class A-4 Notes			1.03000%	$87,292.50	0.86
				$321,390.32

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	-	-	-	0.00	0.00
Class A-3 Notes	$369,628,138.51	$30,415,191.82	$339,212,946.69	68.81	0.77
Class A-4 Notes	$101,700,000.00	-	$101,700,000.00	0.00	1.00
	$471,328,138.51	$30,415,191.82	$440,912,946.69

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	12,351,730.02
Beginning Period Amount	12,351,730.02
Current Distribution Date Required Amount	11,293,211.21
Current Period Release	1,058,518.81
Ending Period Amount	11,293,211.21

Reserve Account

Beginning Period Required Amount	$3,213,367.62
Beginning Period Amount	3,213,367.62
Net Investment Earnings	134.12
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,213,367.62
Release to Depositor	134.12
Ending Period Amount	$3,213,367.62

Overcollateralization

Beginning Period Overcollateralization Amount	$44,987,146.59

Target Overcollateralization Amount	$44,987,146.59

Ending Period Over Collateralization Amount	$44,987,146.59

Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Specified Leases	46,650	46,492
Weighted Average Remaining Term	30.20	29.37
Weighted Average Annual Percentage Rate	3.22%	3.23%

Delinquencies
	Dollar Amount	Percentage
30-59 Days	$3,024,992.04	0.61%
60-89 Days	746,670.42	0.15%
90-119 Days	125,937.50	0.03%
120+ Days	358,592.12	0.07%

Total 30+ Days Past Due	$4,256,192.07	0.86%

Write-offs
Gross Principal Write-offs for Current Period		$115,414.75
Recoveries for Current Period		4,546.68
Net Write-Offs for Current Period		110,868.07
Cumulative Net Realized Losses		$1,596,292.62

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	368,940.39	17
Ending Period Repossessed Receivables Balance	301,368.64	14

Principal Balance of 90+ Day Repossessed Vehicles	24,354.64	1

BMW FS from time to time has made deposits into the Collection Account in respect of unpaid interest on Liquidated Receivables and Receivables for which the related principal balance has been paid-in-full. Beginning in December 2011, the amount of such deposits by BMW FS in respect of unpaid interest was overstated and, as a result, the amounts reported in the monthly statements for BMW Vehicle Owner Trust 2011-A as "Interest Collected on Receivables" and "Certificate Distribution Account (any remaining payments)" (and related totals that included such amounts) were also overstated for the collection periods from December 1, 2011 through March, 2013.  The overstatements were determined by BMW FS to be immaterial to Noteholders, as there was no effect on either credit enhancement or payments to Noteholders as a result therof. BMW FS also determined that the amounts reported in such monthly statements as "Gross Principal Write-offs for Current Period" included interest and were therefore overstated. In this monthly statement, the amount reported as "Cumulative Net Realized Losses" has been restated to exclude all interest.